Tax - Additional information (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2020
Statements [Line Items]
Tax charge / (credit) for the year / period	£ 2.8	£ (7.1)	£ 0.3	£ (4.2)
Applicable tax rate	19.00%	19.00%	19.00%	19.00%
Top of range [member]
Statements [Line Items]
Applicable tax rate		25.00%
Effect From One April Two Thousand And Twenty Three [Member]
Statements [Line Items]
Applicable tax rate		25.00%